Segment Information	12 Months Ended
Dec. 31, 2011
Segment Information [Abstract]
Segment Information

19. Segment information

Reportable Segments

     Following the sale of AeroTurbine we manage our business, analyze and report our results of operations on the basis of one business segment—leasing, financing, sales and management of commercial aircraft. The leasing, financing and sales of engines and parts ("Engine and parts") is included in this segment as this constitutes an insignificant part of our business after the sale of AeroTurbine.

     The following table sets forth the percentage of lease revenue attributable to individual countries representing at least 10% of total lease revenue in any year based on each airline's principal place of business for the years indicated:

	2009	2010	2011

Russia	6.9%	11.3%	10.3%
Germany	16.3%	12.0%	9.3%

     The following table sets forth the percentage of long-lived assets (flight equipment and intangible assets) attributable to individual countries representing at least 10% of total long-lived assets in 2011 based on each airline's principal place of business for the years indicated:

2011
Russia	10.7%

     During the years ended December 31, 2009, 2010 and 2011, no lease revenue and no long-lived assets were attributable to The Netherlands, our country of domicile.